PROPERTY PLANT AND EQUIPMENT NET	6 Months Ended
Sep. 30, 2025
PROPERTY PLANT AND EQUIPMENT NET
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 4 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following as of September 30, 2025 and March 31, 2025:

	As of September 30,	As of March 31,
	2025	2025
Furniture, fixture and electronic equipment	$29,908	$24,856
Total property plant and equipment, at cost	29,908	24,856
Less: accumulated depreciation	(10,889)	-
Property, plant and equipment, net	$19,019	$24,856

As of September 30, 2025 and March 31, 2025, no property, plant and equipment has been pledged.

The depreciation expense was $10,889 and nil for the six months ended September 30, 2025 and 2024, respectively.